Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Mar. 31, 2025		Mar. 31, 2024
Corporate & Other		$ (17,864)		$ (13,715)		$ (110,512)		$ 30,623		$ (24,185)		$ (2,648,546)
Loss on extinguishment of debt, net (intersegment elimination)												(8,846)
Gain on liability resolution			[1]	23,462	[1]		[1]	23,462	[1]	23,462	[2]		[2]
Income tax expense		43				43		28		80		788
Net loss attributable to noncontrolling interests - Ben		18,971		7,590		51,167		15,303		69,789		579,332
Noncontrolling interest guaranteed payment		(4,693)	[1]	(4,423)	[1]	(9,317)	[1]	(8,779)	[1]	(17,824)	[2]	(16,793)	[2]
Net income (loss) attributable to common shareholders		(3,629)	[1]	12,914	[1]	(68,705)	[1]	60,581	[1]	51,162	[2]	(2,095,641)	[2]
Intersegment Eliminations [Member]
Corporate & Other										133,513		209,463
Loss on extinguishment of debt, net (intersegment elimination)											[2]	(3,940)	[2]
Operating Segments [Member]
Corporate & Other						(110,512)
Ben Liquidity [Member]
Corporate & Other								2,391
Ben Liquidity [Member] | Operating Segments [Member]
Corporate & Other		(821)		2,905		(6,838)				(12,802)	[2]	(1,810,964)	[2]
Ben Custody [Member]
Corporate & Other								5,616
Ben Custody [Member] | Operating Segments [Member]
Corporate & Other		2,292		4,329		5,420				13,288	[2]	(588,811)	[2]
Corporate Segment and Other Operating Segment [Member]
Corporate & Other		(9,555)		(16,426)				27,665
Corporate Segment and Other Operating Segment [Member] | Operating Segments [Member]
Corporate & Other						(83,102)				10,243	[2]	(210,169)	[2]
Operating Segments [Member] | Ben Liquidity [Member]
Corporate & Other	[1]	(821)		2,905		(6,838)		2,391
Operating Segments [Member] | Ben Custody [Member]
Corporate & Other	[1]	2,292		4,329		5,420		5,616
Operating Segments [Member] | Corporate Segment and Other Operating Segment [Member]
Corporate & Other	[1]	(9,555)		(16,426)		(83,102)		27,665
Parent Company [Member]
Income tax expense		(43)	[1]		[1]	(43)	[1]	(28)	[1]	(80)	[2]	(121)	[2]
Consolidated Entity Excluding Consolidated VIE [Member]
Net loss attributable to noncontrolling interests - Ben	[1]	9,191		3,067		25,175		10,254
Consolidated Entity, Excluding Consolidated VIE [Member]
Net loss attributable to noncontrolling interests - Ben		$ 9,191		$ 3,067		$ 25,175		$ 10,254		$ 34,875	[2]	$ 535,157	[2]

[1]	Includes amounts eliminated in consolidation.
[2]	Includes amounts eliminated in consolidation.